Segment and Georgraphic Data	12 Months Ended
Sep. 30, 2017
Segment Reporting [Abstract]
Segment and Geographic Data
Company follows the accounting guidance which establishes standards for reporting information about operating segments in interim and annual financial statements. The Company’s reportable business segments are organized in a manner that reflects how HRG’s management views those business activities. Accordingly, the Company currently presents the results from its business operations in two reporting segments: (i) Consumer Products and (ii) Corporate and Other. Refer to Note 25, Consolidating Financial Information, for disclosure of total assets for each segment.
The Company’s Corporate and Other segment includes the Company’s ownership of Salus, NZCH, HGI Funding and HGI Energy. The following schedules present the Company’s segment information for Fiscal 2017, 2016 and 2015:

	Fiscal
	2017	2016	2015
Revenues:
Consumer Products	$3,009.5	$3,029.4	$2,598.2
Corporate and Other	1.1	8.9	63.4
Total revenues	$3,010.6	$3,038.3	$2,661.6

Depreciation and amortization:
Consumer Products	$131.6	$119.7	$106.4
Corporate and Other	0.6	0.7	1.0
Consolidated depreciation and amortization	$132.2	$120.4	$107.4

Operating income:
Consumer Products	$328.1	$417.7	$246.2
Corporate and Other and eliminations	(45.1)	(82.8)	(295.0)
Consolidated operating income	283.0	334.9	(48.8)
Interest expense	(309.9)	(334.5)	(321.7)
Gain on deconsolidation of subsidiary	—	—	38.5
Other (expense) income, net	(4.2)	8.8	15.0
(Loss) income from continuing operations before income taxes	(31.1)	9.2	(317.0)
Income tax expense (benefit)	38.1	(58.4)	1.3
Net (loss) income from continuing operations	(69.2)	67.6	(318.3)
Income (loss) from discontinued operations, net of tax	342.4	(101.5)	(194.1)
Net income (loss)	273.2	(33.9)	(512.4)
Less: Net income attributable to noncontrolling interest	167.2	164.9	44.4
Net income (loss) attributable to controlling interest	$106.0	$(198.8)	$(556.8)

	Fiscal
	2017	2016	2015
Capital expenditures:
Consumer Products	$77.8	$60.8	$55.1
Corporate and Other	—	0.2	1.5
Consolidated capital expenditures	$77.8	$61.0	$56.6

	September 30,
	2017	2016
Total long-lived assets:
Consumer Products	$503.1	$366.1
Corporate and Other	0.8	1.3
Consolidated total long-lived assets	$503.9	$367.4

	Fiscal
	2017	2016	2015
Net change in cash due to continuing operating activities:
Consumer Products	$340.8	$461.7	$205.6
Corporate and Other	(185.7)	(187.6)	(151.8)
Consolidated net change in cash due to continuing operating activities	$155.1	$274.1	$53.8

The Company’s geographic data disclosures are as follows:
Net consumer product sales to external customers:

	Fiscal
	2017	2016	2015
United States	$2,417.8	$2,410.2	$2,051.5
Outside the United States	591.7	619.2	546.7
Consolidated net consumer product sales to external customers	$3,009.5	$3,029.4	$2,598.2
Long-lived assets:

	September 30,
	2017	2016
United States	$361.9	$236.8
Outside the United States	142.0	130.6
Consolidated long-lived assets	$503.9	$367.4